Gold loan payable and gold in trust (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gold Loan Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, beginning balance	$ 306,084	$ 391,620
Change in fair value through profit & loss	(191,732)	(110,177)
Foreign exchange difference	(5,522)	24,641
Derivative financial liabilities, ending balance	108,830	306,084
Gold Loan [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable, beginning balance	3,929,015	3,227,545
Accrued interest expense	353,372	314,024
Accrued standby fees	10,377	9,416
Accretion expense	176,960	144,868
Foreign exchange difference	(98,178)	233,162
Gold loan payable, ending balance	$ 4,371,546	$ 3,929,015